Other Current Assets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Prepaid Expense and Other Assets [Abstract]
Prepaid expenses	$ 52,373	¥ 339,264	¥ 420,227
Advances to suppliers	301,602	1,953,717	1,225,972
Tax prepayments	475	3,074	323,618
Loans receivables	35,018	226,838	5,067
Receivables from online payment agencies	49,172	318,528	692,277
Deposits	58,685	380,152	279,727
Purchased copyrights	66,802	432,730	180,392
Others	105,957	686,374	280,147
Other assets, current	$ 670,084	¥ 4,340,677	¥ 3,407,427